Consolidated Statements of Stockholders Deficit (Unaudited) - USD ($)	Total	Common Stock	Preferred Stock	Shares to be issued	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2021		98,971,300	10,000,000
Balance, amount at Dec. 31, 2021	$ (1,988,728)	$ 9,896	$ 1,000	$ 5,000	$ 2,585,308	$ (4,589,932)
Reg D subscriptions, shares		18,160,000
Reg D subscriptions, amount	1,811,001	$ 1,817		(5,000)	1,814,184	0
Shares issued for settlement of accounts payable, amount	278,000			40,000	237,762	0
Shares issued for services, amount	835,000			0	834,165	0
Shares issued in connection with convertible debt, amount	0
Net Income (Loss)	(2,752,487)			0	0	(2,752,487)
Shares issued in connection with convertible debt, amount	2,000			0	1,998	0
Shares to be issued for Reg D subscriptions	10,000			$ 10,000	0	0
Balance, shares at Dec. 31, 2022		127,881,300	10,000,000	50,000
Balance, amount at Dec. 31, 2022	(1,805,214)	$ 12,788	$ 1,000	$ 50,000	5,473,417	(7,342,419)
Shares to be issued for Reg D subscriptions, shares		600,000		9,000
Shares to be issued for Reg D subscriptions, amount	69,000	$ 60			59,940
Shares issued for settlement of accounts payable	0
Shares issued for services, shares				10,000
Shares issued for services, amount	$ 16,000				6,000
Shares issued in connection with convertible debt, shares	0
Shares issued in connection with convertible debt, amount	$ 0
Net Income (Loss)	(363,959)					(363,959)
Balance, shares at Mar. 31, 2023		128,481,300	10,000,000	69,000
Balance, amount at Mar. 31, 2023	(2,084,173)	$ 12,848	$ 1,000		5,539,357	(7,706,378)
Balance, shares at Dec. 31, 2022		127,881,300	10,000,000	50,000
Balance, amount at Dec. 31, 2022	(1,805,214)	$ 12,788	$ 1,000	$ 50,000	5,473,417	(7,342,419)
Shares issued in connection with convertible debt, amount	35,000
Net Income (Loss)	(737,060)
Balance, shares at Jun. 30, 2023		129,391,300	10,000,000	50,000
Balance, amount at Jun. 30, 2023	(2,368,274)	$ 12,939	$ 1,000		5,647,266	(8,079,479)
Balance, shares at Dec. 31, 2022		127,881,300	10,000,000	50,000
Balance, amount at Dec. 31, 2022	(1,805,214)	$ 12,788	$ 1,000	$ 50,000	5,473,417	(7,342,419)
Shares issued for services, amount	157,000			0	156,843	0
Shares issued in connection with convertible debt, amount	55,000
Net Income (Loss)	(1,447,769)					(1,447,769)
Shares issued in connection with convertible debt, amount	55,000			0	54,980	0
Shares to be issued for Reg D subscriptions, shares		730,000
Shares to be issued for Reg D subscriptions, amount	73,000	$ 73		0	72,927	0
Shares issued as consideration for execution of promissory notes, amount	1,623			$ 0	1,621	0
Balance, shares at Dec. 31, 2023		130,397,550	10,000,000	50,000
Balance, amount at Dec. 31, 2023	(2,966,360)	$ 13,040	$ 1,000	$ 50,000	5,759,788	(8,790,188)
Balance, shares at Mar. 31, 2023		128,481,300	10,000,000	69,000
Balance, amount at Mar. 31, 2023	(2,084,173)	$ 12,848	$ 1,000		5,539,357	(7,706,378)
Reg D subscriptions, shares		130,000
Reg D subscriptions, amount	$ 13,000	$ 13	0		12,987	0
Shares to be issued for Reg D subscriptions, shares	(9,000)			(9,000)
Shares issued for services, shares		660,000
Shares issued for services, amount	$ 60,000	$ 66	0		59,934
Shares issued in connection with convertible debt, shares		120,000
Shares issued in connection with convertible debt, amount	35,000	$ 12	0		34,988
Net Income (Loss)	$ (373,101)	$ 0	$ 0		0	(373,101)
Shares to be issued for Services, shares	(10,000)			(10,000)
Shares to be issued for Services, amount	$ 0
Balance, shares at Jun. 30, 2023		129,391,300	10,000,000	50,000
Balance, amount at Jun. 30, 2023	(2,368,274)	$ 12,939	$ 1,000		5,647,266	(8,079,479)
Balance, shares at Dec. 31, 2023		130,397,550	10,000,000	50,000
Balance, amount at Dec. 31, 2023	(2,966,360)	$ 13,040	$ 1,000	$ 50,000	5,759,788	(8,790,188)
Shares issued for services, shares		860,000
Shares issued for services, amount	86,000	$ 86	0		85,914	0
Shares issued in connection with convertible debt, shares		140,000
Shares issued in connection with convertible debt, amount	35,000	$ 14	0		34,986	0
Net Income (Loss)	(496,619)					(496,619)
Shares issued as consideration for execution of promissory notes, amount	5,000	$ 5	$ 0		4,995	0
Retirement of founder shares, shares		(25,000,000)
Retirement of founder shares, amount	0	$ (2,500)			2,500
Warrants issued for services	77,623				77,623
Shares issued as debt issuance cost, shares		50,000
Balance, shares at Mar. 31, 2024		106,447,550	10,000,000	50,000
Balance, amount at Mar. 31, 2024	(3,259,356)	$ 10,645	$ 1,000		5,965,806	(9,286,807)
Balance, shares at Dec. 31, 2023		130,397,550	10,000,000	50,000
Balance, amount at Dec. 31, 2023	(2,966,360)	$ 13,040	$ 1,000	$ 50,000	5,759,788	(8,790,188)
Shares issued in connection with convertible debt, amount	491,786
Net Income (Loss)	(731,631)
Balance, shares at Jun. 30, 2024		109,001,270	10,000,000	50,000
Balance, amount at Jun. 30, 2024	(3,005,198)	$ 12,683	$ 1,000		6,452,938	(9,521,819)
Balance, shares at Mar. 31, 2024		106,447,550	10,000,000	50,000
Balance, amount at Mar. 31, 2024	(3,259,356)	$ 10,645	$ 1,000		5,965,806	(9,286,807)
Shares issued for services, shares		120,000
Shares issued for services, amount	12,000	$ 120	0		11,880	0
Shares issued in connection with convertible debt, shares		2,415,720
Shares issued in connection with convertible debt, amount	456,786	$ 1,900	0		454,886	0
Net Income (Loss)	(235,012)					(235,012)
Retirement of founder shares, amount	0				0
Warrants issued for services	15,884				15,884
Shares issued as AP, shares		18,000
Shares issued as AP, amount	4,500	$ 18	$ 0		4,482	0
Balance, shares at Jun. 30, 2024		109,001,270	10,000,000	50,000
Balance, amount at Jun. 30, 2024	$ (3,005,198)	$ 12,683	$ 1,000		$ 6,452,938	$ (9,521,819)